Offerings	Nov. 05, 2025 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Senior Notes
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock par value $6.50 per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock par value $0.01 per share
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Junior Subordinated Debentures
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Stock Purchase Units (2)
Fee Rate	0.01381%
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 10,000,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,381,000
Offering Note
(1) There are being registered hereunder a presently indeterminate principal amount or number of Senior Notes, shares of Common Stock, Preferred Stock, Junior Subordinated Debentures, Stock Purchase Contracts and Stock Purchase Units. We may refer to Senior Notes and Junior Subordinated Debentures collectively herein as "Debt Securities". An indeterminate number of shares of Common Stock may also be issued upon settlement of the Stock Purchase Contracts or Stock Purchase Units. An indeterminate aggregate initial offering price and amount of the securities of the identified class is being registered as may from time to time be offered at indeterminate prices. The proposed maximum offering price per unit will be determined from time to time by the registrant in connection with the issuance of securities registered under the registration statement to which this Exhibit 107 relates (the “Registration Statement”).
(2) Each Stock Purchase Unit consists of (a) a Stock Purchase Contract, under which the holder, upon settlement, will purchase an indeterminate number of shares of Common Stock and (b) a beneficial interest in either Debt Securities or debt obligations of third parties, including U.S. Treasury securities, purchased with the proceeds from the sale of the Stock Purchase Units. Each beneficial interest will be pledged to secure the obligation of such holder to purchase such shares of Common Stock. No separate consideration will be received for the Stock Purchase Contracts or the related beneficial interests.
(3)    The maximum aggregate offering price of all securities reflected in the table above has been estimated solely for purposes of calculating a registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). In no event will the aggregate offering price of the securities issued under the Registration Statement exceed the amount registered.